Financial instruments and risk management (Details 1) - BRL (R$) R$ in Thousands	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Derivative financial instruments assets, Current	R$ 109,222	R$ 120,865
Derivative financial instruments assets, non current	529,830	10,283
Derivative financial instruments laibilities, Current	(76,940)	(82,468)
Derivative financial instruments laibilities, non current	(59,819)	(174,699)
Position of derivative financial instruments - net	502,293	(126,019)
Cash flow hedges [member] | Currency risk [member]
IfrsStatementLineItems [Line Items]
Derivative financial instruments assets	639,052	131,148
Derivative financial instruments liabilities	(136,759)	(257,167)
Cash flow hedges [member] | Currency risk [member] | Foreign Exchange Risk On Operating Income [Member]
IfrsStatementLineItems [Line Items]
Derivative financial instruments assets	103,558	8,726
Derivative financial instruments liabilities	(7,600)	(17,551)
Cash flow hedges [member] | Currency risk [member] | Commodities Price Risk [Member]
IfrsStatementLineItems [Line Items]
Derivative financial instruments assets	5,510	108,966
Derivative financial instruments liabilities	(14,363)	(26,730)
Cash flow hedges [member] | Currency risk [member] | Interest rate risk [member]
IfrsStatementLineItems [Line Items]
Derivative financial instruments assets	529,830	9,517
Derivative financial instruments liabilities		(122,002)
Cash flow hedges [member] | Currency risk [member] | Not Designated Foreign Exchange Risk On Statement Of Financial Position [Member]
IfrsStatementLineItems [Line Items]
Derivative financial instruments assets	154	3,939
Derivative financial instruments liabilities	(62,647)	(6,251)
Cash flow hedges [member] | Currency risk [member] | Foreign Exchange Risk On Statement Of Financial Position [Member]
IfrsStatementLineItems [Line Items]
Derivative financial instruments liabilities	R$ (52,149)	R$ (84,633)